Income Taxes, Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits relating to uncertain tax position	$ 271	$ 327	$ 339
Unrecognized tax benefits [Abstract]
Balance, beginning of period	327	339	238
Additions for tax positions of current year	22	0	1
Additions for tax positions of prior years	13	20	113
Reductions for tax positions of prior years	(91)	(21)	(12)
Settlements (payments/refunds)	0	(11)	(1)
Balance, end of period	271	327	339
Non-cash tax benefits as reductions for tax positions of prior years	(91)	(21)	(12)
Non-cash tax expense as addition for tax positions of prior years	13	20	113
Reasonably possible decrease in unrecognized tax benefits within the next twelve months	100
Unrecognized tax benefits, income tax penalties and interest expense	1	25	1
Interest and penalties accrued on uncertain tax positions	$ 41	$ 40	$ 16